Debt - Schedule of Debt (Details) (Parenthetical)											1 Months Ended						9 Months Ended	12 Months Ended
	Aug. 15, 2019 USD ($)	Mar. 29, 2019 USD ($)	Feb. 28, 2019 USD ($)	Feb. 15, 2019 USD ($)	Jan. 16, 2019 USD ($)	Jan. 11, 2019 USD ($)	Dec. 17, 2018 USD ($)	Sep. 28, 2018 USD ($)	Aug. 31, 2018	Aug. 17, 2018	Mar. 31, 2020 USD ($) Integer	Aug. 31, 2019 USD ($)	Mar. 31, 2019 USD ($) Integer	Feb. 28, 2019 USD ($) Integer shares	Jan. 31, 2019 USD ($) Integer	Aug. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Aug. 16, 2019 USD ($)
Proceeds from short-term debt																$ 75,000		$ 200,000
Cash receipts																		2,527,452	$ 4,115,961
Repayments for debt																		5,020,795	2,936,044
Debt discount											$ 2,600,000							2,600,000
Interest expense amortized																		6,152,329	1,052,523
Debt periodic payment																		230,000
Proceeds form convertible promissory note																		140,000
Interest expenses																		30,000
Common stock value											3,214,490		$ 2,640,161					3,214,490	2,640,161
Short-term Promissory Note [Member]
Proceeds from short-term debt					$ 120,000										$ 631,617
Repayment of short-term debt															$ 511,617
Cash receipts					$ 1,000,000
Repayments for debt																		60,000
Debt instrument interest percentage					0.00%
Debt maturity date									Aug. 31, 2019	Aug. 31, 2018
Convertible Promissory Note One [Member]
Interest expense amortized																		197,486	72,514
Interest expenses																		$ 11,136	4,172
Issuance of common stock returnable shares as commitment fee | shares																		22,500,000
Accrued interest											$ 285,308							$ 285,308
Convertible Promissory Note Two [Member]
Interest expense amortized																		133,168	4,831
Interest expenses																		43,983	726
Prepayment penalties																		$ 182,708
Convertible Promissory Notes Three [Member]
Debt instrument interest percentage											10.00%							10.00%
Debt discount											$ 203,000							$ 203,000
Interest expense amortized																		11,626
Proceeds form convertible promissory note											200,000
Loan fees											$ 3,000
Debt maturity date											Jun. 02, 2021
Conversion of lowest trading percentage											65.00%
Conversion of lowest trading days | Integer											15
Interest expenses											$ 116,077							$ 1,446
Convertible Promissory Note Four Member]
Debt instrument interest percentage											10.00%							10.00%
Debt discount											$ 153,000							$ 153,000
Interest expense amortized																		6,711
Proceeds form convertible promissory note											150,000
Loan fees											$ 3,000
Debt maturity date											Jun. 10, 2021
Conversion of lowest trading percentage											65.00%
Conversion of lowest trading days | Integer											15
Interest expenses											$ 148,432							838
Secured Merchant Agreement [Member]
Cash receipts		$ 28,500		$ 73,801		$ 349,851	$ 380,000	$ 570,000												$ 77,260
Repayments for debt		45,000		909,350		489,650	559,600	$ 839,400										451,886	141,372	699,500
Debt instrument interest percentage								10.00%
Debt discount		16,500		152,391		139,799	179,600	$ 269,400												224,500
Transferring of amount owed				233,501
Interest expense amortized																		126,291	26,100
Debt periodic payment		$ 4,500		5,049			$ 3,000													$ 4,372
Debt outstanding balance																					$ 316,093
Secured Merchant Agreement [Member] | Payments of First 30 Days [Member]
Repayments for debt						1,000
Secured Merchant Agreement [Member] | Payments Thereafter [Member]
Repayments for debt						$ 2,999
New Secured Merchant Agreement [Member]
Repayments for debt			$ 605,899
Transferring of amount owed			233,501
Interest expense amortized			269,400
New Secured Merchant Agreement One [Member]
Repayments for debt			39,993
Transferring of amount owed			449,657
Interest expense amortized			139,799
New Secured Merchant Agreement Two [Member]
Repayments for debt			138,000
Transferring of amount owed			421,600
Interest expense amortized			179,600
Secured Merchant Agreement One [Member]
Cash receipts				126,932
Repayments for debt				840,000														413,580	129,388
Debt discount				291,468
Interest expense amortized																		241,822	49,646
Debt periodic payment				4,649
Debt outstanding balance																					297,033
New Secured Merchant Agreement Three [Member]
Repayments for debt			371,620
Transferring of amount owed			327,880
Interest expense amortized			224,500
Secured Merchant Agreement Two [Member]
Cash receipts				126,932
Repayments for debt				629,550													$ 509,840		157,410
Debt discount				224,410
Interest expense amortized																	$ 294,780		61,330
Debt periodic payment				$ 3,498
Debt outstanding balance																					$ 382,000
Second Secured Merchant Agreement [Member]
Cash receipts														$ 288,000
Repayments for debt														419,700
Debt discount			$ 131,700											131,700
Debt periodic payment														$ 2,332
Secured Merchant Agreement Three [Member]
Repayments for debt																		40,500	4,500
Interest expense amortized																		14,850	1,650
Convertible Promissory Note [Member]
Debt instrument interest percentage															12.00%
Debt discount															$ 138,000
Interest expense amortized																		114,848	23,152
Proceeds form convertible promissory note															135,000
Loan fees															$ 3,000
Debt maturity date															Apr. 11, 2020
Conversion of lowest trading percentage															65.00%
Conversion of lowest trading days | Integer															15
Interest expenses															$ 450,005			40,977	$ 3,448
Prepayment penalties																		182,425
Convertible Promissory Note One [Member]
Debt instrument interest percentage			12.00%											12.00%
Debt discount			$ 30,000											$ 30,000
Proceeds form convertible promissory note														240,000
Loan fees														$ 3,000
Debt maturity date														Aug. 06, 2019
Conversion of lowest trading percentage														65.00%
Conversion of lowest trading days | Integer														20
Interest expenses														$ 120,128
Issuance of common stock returnable shares as commitment fee | shares														22,500,000
Common stock value			69,871											$ 69,871
Convertible Promissory Note One [Member] | Common Stock [Member]
Debt discount			$ 270,000											$ 270,000
Convertible Promissory Note Two [Member]
Debt instrument interest percentage													12.00%						12.00%
Debt discount													$ 138,000						$ 138,000
Proceeds form convertible promissory note													135,000
Loan fees													$ 3,000
Debt maturity date													Jun. 14, 2020
Conversion of lowest trading percentage													65.00%
Conversion of lowest trading days | Integer													15
Interest expenses													$ 64,492
Secured Merchant Agreement Four [Member]
Repayment of short-term debt	$ 316,093
Cash receipts	339,270
Repayments for debt	1,399,000
Debt discount	446,604
Debt outstanding balance	297,033
Secured Merchant Agreement Four [Member] | ACH Payments [Member]
Repayments for debt	$ 6,823																	2,448,250
Debt periodic payment																		10,999
August 2019 Arrangement [Member]
Proceeds from short-term debt																		839,514
Cash receipts																		854,801
Repayments for debt																		559,486
Debt discount											446,605							446,605
New December 2019 Arrangement [Member]
Repayments for debt																		747,932
Debt discount											$ 753,935							753,935
Interest expense amortized																		277,232
Secured Merchant Agreement Five [Member]
Cash receipts												$ 418,381
Repayments for debt												1,189,150						853,203
Debt discount												388,769
Interest expense amortized																		312,912
Debt periodic payment												$ 5,801
Short-term Debt [Member]
Repayment of short-term debt																		$ 10,000